Trading liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Trading Assets and Liabilities [Abstract]
Schedule Of Fair Value Of Trading Assets and Liabilities [Table Text Block]
The fair value of trading liabilities is as follows:

	December 31,
	2014	2013
Trading liabilities:
Interest rate swaps	52	65
Cross-currency interest rate swaps	-	7
Forward foreign exchange	-	-
Total	52	72

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Table Text Block]
During 2014, 2013 and 2012, the Bank recognized the following gains and losses related to trading derivative financial instruments:

	Year ended December 31,
	2014	2013	2012
Interest rate swaps	(60)	(9)	(310)
Cross-currency swaps	-	67	-
Cross-currency interest rate swaps	-	3,236	11,537
Forward foreign exchange	(333)	(6)	27
Future contracts	-	191	207
Total	(393)	3,479	11,461

Schedule of Notional Amounts of Outstanding Derivative Positions [Table Text Block]
As of December 31, 2014 and 2013, information on the nominal amounts of derivative financial instruments held for trading purposes is as follows:

	2014			2013
	Nominal	Fair Value		Nominal	Fair Value
	Amount	Asset	Liability	Amount	Asset	Liability
Interest rate swaps	14,000	-	52	14,000	-	65
Cross-currency interest rate swaps	-	-	-	600	-	7
Total	14,000	-	52	14,600	-	72